MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 1.7%
------------------------------------------------------------------------
     $1,250        Michigan Higher Education Facilities
                   Authority, (Creative Studies),
                   5.85%, 12/1/22                            $ 1,244,800
------------------------------------------------------------------------
                                                             $ 1,244,800
------------------------------------------------------------------------
Escrowed / Prerefunded -- 12.6%
------------------------------------------------------------------------
     $  250        Battle Creek, Downtown Development
                   Authority Tax Increment, Prerefunded to
                   5/1/02, 7.60%, 5/1/16                     $   274,595
      1,315        Battle Creek, Downtown Development
                   Authority Tax Increment, Prerefunded to
                   5/1/04, 7.65%, 5/1/22                       1,445,146
      1,895        Detroit, Prerefunded to 4/1/03,
                   6.35%, 4/1/14                               1,947,738
        475        Detroit, Prerefunded to 4/1/05,
                   6.70%, 4/1/10                                 533,301
      3,500        Kent Hospital Finance Authority,
                   (Butterworth Health System), Prerefunded
                   to 1/15/06, (MBIA), 6.125%, 1/15/21         3,998,505
      1,000        Lake Orion, School District, Prerefunded
                   to 5/1/05, (AMBAC), 7.00%, 5/1/20           1,133,080
------------------------------------------------------------------------
                                                             $ 9,332,365
------------------------------------------------------------------------
General Obligations -- 0.8%
------------------------------------------------------------------------
     $  600        Garden City School District,
                   5.125%, 5/1/31                            $   606,870
------------------------------------------------------------------------
                                                             $   606,870
------------------------------------------------------------------------
Health Care - Miscellaneous -- 1.4%
------------------------------------------------------------------------
     $1,090        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $ 1,056,657
------------------------------------------------------------------------
                                                             $ 1,056,657
------------------------------------------------------------------------
Hospital -- 12.4%
------------------------------------------------------------------------
     $  500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   501,875
        985        Mecosta County, (Michigan General
                   Hospital), 5.75%, 5/15/09                     983,414
      2,000        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.25%, 10/1/27                              1,862,780
        230        Michigan Hospital Finance Authority,
                   (Henry Ford Continuing Care Corp.),
                   6.75%, 7/1/11                                 233,185
      3,750        Michigan Hospital Finance Authority,
                   (McLaren Obligated Group),
                   4.50%, 10/15/21                             3,329,100
      1,500        Michigan Hospital Finance Authority,
                   (Oakwood Hospital), 5.75%, 4/1/32           1,502,730
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $  750        Michigan Hospital Finance Authority,
                   (Sparrow Obligation Group),
                   5.625%, 11/15/36                          $   753,742
------------------------------------------------------------------------
                                                             $ 9,166,826
------------------------------------------------------------------------
Industrial Development Revenue -- 5.7%
------------------------------------------------------------------------
     $2,000        Dickinson, EDC, (Champion
                   International), 5.85%, 10/1/18            $ 2,015,220
      2,200        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                      2,215,048
------------------------------------------------------------------------
                                                             $ 4,230,268
------------------------------------------------------------------------
Insured-Education -- 4.1%
------------------------------------------------------------------------
     $1,000        Ferris State University, (AMBAC),
                   5.00%, 10/1/23(1)                         $ 1,006,490
      2,000        Western Michigan University, (FGIC),
                   5.125%, 11/15/22                            2,031,380
------------------------------------------------------------------------
                                                             $ 3,037,870
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.7%
------------------------------------------------------------------------
     $  300        Michigan Strategic Fund, (Detroit Edison
                   Co.), (FGIC), 6.95%, 5/1/11               $   369,666
      2,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29          2,070,980
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                        1,002,750
------------------------------------------------------------------------
                                                             $ 3,443,396
------------------------------------------------------------------------
Insured-General Obligations -- 23.3%
------------------------------------------------------------------------
     $1,000        Avondale School District, (AMBAC),
                   4.75%, 5/1/22                             $   993,070
      1,005        Brighton School District, (AMBAC),
                   0.00%, 5/1/18                                 481,053
      1,000        Coopersville Area Public School
                   District, (MBIA), 5.00%, 5/1/29             1,003,380
      2,000        Detroit School District, (FGIC),
                   5.25%, 5/1/28                               2,061,900
        400        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 400,080
      1,900        Holland School District, (AMBAC),
                   0.00%, 5/1/17                                 965,162
      3,000        Lake Orion, Community School District,
                   (FGIC), 5.125%, 5/1/23                      3,044,130
      1,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                              1,056,280
      2,410        Okemos Public Schools, (MBIA),
                   0.00%, 5/1/16                               1,298,870
        930        Parchment School District, (MBIA),
                   5.00%, 5/1/25                                 963,610
        350        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                                  396,025
      1,000        Redford Union School District No.1,
                   (AMBAC), 5.00%, 5/1/22                      1,038,300

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $2,500        Wyoming Public Schools, (FGIC),
                   5.125%, 5/1/23                            $ 2,536,775
      1,000        Zeeland Public Schools, (FGIC),
                   5.25%, 5/1/22                               1,029,140
------------------------------------------------------------------------
                                                             $17,267,775
------------------------------------------------------------------------
Insured-Housing -- 1.8%
------------------------------------------------------------------------
     $  500        Michigan HDA, (Parkway Meadows), (FSA),
                   6.85%, 10/15/18                           $   516,525
        795        Michigan HDA, Rental Housing, (MBIA),
                   (AMT), 5.30%, 10/1/37                         796,821
------------------------------------------------------------------------
                                                             $ 1,313,346
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.3%
------------------------------------------------------------------------
     $1,000        Wayne Charter County, (Airport
                   Hotel-Detroit Metropolitan Airport),
                   (MBIA), 5.00%, 12/1/30                    $   997,690
------------------------------------------------------------------------
                                                             $   997,690
------------------------------------------------------------------------
Insured-Transportation -- 3.2%
------------------------------------------------------------------------
     $  345        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   1/1/19(2)(3)                              $   398,644
      2,000        Wayne Charter County Airport, Residual
                   Certificates, (MBIA), (AMT), Variable
                   Rate, 12/1/28(4)(2)                         1,945,480
------------------------------------------------------------------------
                                                             $ 2,344,124
------------------------------------------------------------------------
Insured-Water and Sewer -- 15.2%
------------------------------------------------------------------------
     $5,000        Detroit, City Water Supply System,
                   (FGIC), 4.75%, 7/1/19                     $ 5,017,800
      4,100        Grand Rapids, Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       3,974,622
      2,165        Warren, Water and Sewer, (FSA),
                   5.25%, 11/1/26                              2,225,209
------------------------------------------------------------------------
                                                             $11,217,631
------------------------------------------------------------------------
Senior Living / Life Care -- 1.3%
------------------------------------------------------------------------
     $1,000        Michigan HFA, (Presbyterian Village),
                   6.50%, 1/1/25                             $   959,410
------------------------------------------------------------------------
                                                             $   959,410
------------------------------------------------------------------------
Special Tax Revenue -- 7.7%
------------------------------------------------------------------------
     $3,300        Detroit, Convention Facility, (Cobo Hall
                   Expansion), 5.25%, 9/30/12                $ 3,364,482
      3,050        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/16                               1,537,749
      2,000        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/20                                 768,200
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $   30        Michigan Municipal Bond Authority Local
                   Government Loan, 6.90%, 5/1/21            $    30,428
------------------------------------------------------------------------
                                                             $ 5,700,859
------------------------------------------------------------------------
Transportation -- 2.0%
------------------------------------------------------------------------
     $1,500        Kent County Airport Facility, (AMT),
                   Variable Rate, 1/1/25(4)(2)               $ 1,470,330
------------------------------------------------------------------------
                                                             $ 1,470,330
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.2%
   (identified cost $65,648,225)                             $73,390,217
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                       $   625,480
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $74,015,697
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2003, 61.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance ranged from 7.6% to 27.3% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2003

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $65,376,087        $34,913,193          $141,390,349          $65,648,225
   Unrealized appreciation                 3,502,730          1,068,283             8,382,627            7,741,992
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $68,878,817        $35,981,476          $149,772,976          $73,390,217
----------------------------------------------------------------------------------------------------------------------
Cash                                     $ 1,009,704        $   402,696          $         --          $        --
Receivable for investments sold                   --             20,267             1,293,195                   --
Interest receivable                          576,635            371,179             1,634,104              830,615
Prepaid expenses                                 158                 88                   349                  166
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $70,465,314        $36,775,706          $152,700,624          $74,220,998
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                             $    16,875        $    17,344          $     21,562          $    40,312
Demand note payable                               --                 --               500,000              100,000
Due to bank                                       --                 --                64,007               47,380
Payable to affiliate for Trustees'
   fees                                           60                 --                    --                    3
Accrued expenses                              16,395             13,846                18,351               17,606
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    33,330        $    31,190          $    603,920          $   205,301
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $70,431,984        $36,744,516          $152,096,704          $74,015,697
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $67,034,939        $35,778,414          $143,835,201          $66,544,589
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        3,397,045            966,102             8,261,503            7,471,108
----------------------------------------------------------------------------------------------------------------------
TOTAL                                    $70,431,984        $36,744,516          $152,096,704          $74,015,697
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2003

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $48,124,342          $247,578,077           $208,587,280
   Unrealized appreciation                  1,938,104            13,261,762             10,864,577
-------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $50,062,446          $260,839,839           $219,451,857
-------------------------------------------------------------------------------------------------------
Cash                                      $   123,180          $  1,096,421           $  3,430,778
Receivable for investments sold                    --             1,397,260                 45,000
Interest receivable                           672,681             3,737,105              2,842,158
Prepaid expenses                                  121                   638                    558
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $50,858,428          $267,071,263           $225,770,351
-------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                              $    32,813          $    126,562           $     50,625
Payable for open swap contracts                98,850                    --                     --
Payable to affiliate for Trustees'
   fees                                            --                    --                    180
Accrued expenses                               13,223                29,258                 29,451
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   144,886          $    155,820           $     80,256
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $50,713,542          $266,915,443           $225,690,095
-------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $49,123,024          $254,613,092           $215,142,572
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         1,590,518            12,302,351             10,547,523
-------------------------------------------------------------------------------------------------------
TOTAL                                     $50,713,542          $266,915,443           $225,690,095
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2003

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                           $2,037,032          $1,035,544           $4,096,099           $ 2,201,333
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $2,037,032          $1,035,544           $4,096,099           $ 2,201,333
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee             $  121,246          $   42,325           $  305,453           $   133,123
Trustees' fees and expenses             3,432                 932                6,175                 3,469
Legal and accounting services          11,645              10,038               12,814                13,673
Custodian fee                          17,370              12,666               31,719                21,981
Miscellaneous                           3,456               2,779                3,762                 2,681
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  157,149          $   68,740           $  359,923           $   174,927
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $       --          $    3,485           $       --           $        --
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $       --          $    3,485           $       --           $        --
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $  157,149          $   65,255           $  359,923           $   174,927
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $1,879,883          $  970,289           $3,736,176           $ 2,026,406
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $   99,733          $  455,348           $  283,788           $  (573,384)
   Financial futures contracts       (401,382)           (314,041)            (687,510)             (736,962)
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ (301,649)         $  141,307           $ (403,722)          $(1,310,346)
----------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $  178,089          $ (345,135)          $  116,033           $ 1,355,973
   Financial futures contracts         88,049              59,059              242,285                (2,779)
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $  266,138          $ (286,076)          $  358,318           $ 1,353,194
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS)                     $  (35,511)         $ (144,769)          $  (45,404)          $    42,848
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $1,844,372          $  825,520           $3,690,772           $ 2,069,254
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2003

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest                            $1,469,702           $ 8,183,697            $ 7,130,984
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME             $1,469,702           $ 8,183,697            $ 7,130,984
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Investment adviser fee              $   73,215           $   600,231            $   506,389
Trustees' fees and expenses              2,857                 8,379                  7,026
Legal and accounting services            9,839                20,224                 21,055
Custodian fee                           16,064                69,499                 52,514
Miscellaneous                            2,763                17,832                 13,774
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      $  104,738           $   716,165            $   600,758
-------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee       $    5,782           $        --            $        --
-------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS            $    5,782           $        --            $        --
-------------------------------------------------------------------------------------------------

NET EXPENSES                        $   98,956           $   716,165            $   600,758
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME               $1,370,746           $ 7,467,532            $ 6,530,226
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $  234,160           $   944,999            $(6,804,017)
   Financial futures contracts        (670,537)           (2,431,597)            (1,204,146)
-------------------------------------------------------------------------------------------------
NET REALIZED LOSS                   $ (436,377)          $(1,486,598)           $(8,008,163)
-------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                   $   17,411           $   228,480            $ 6,886,344
   Financial futures contracts          61,686                83,171                264,148
   Interest rate swap
      contracts                        (47,079)                   --                     --
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $   32,018           $   311,651            $ 7,150,492
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                             $ (404,359)          $(1,174,947)           $  (857,671)
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                  $  966,387           $ 6,292,585            $ 5,672,555
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2003

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 1,879,883        $   970,289          $  3,736,176          $ 2,026,406
   Net realized gain (loss)              (301,649)           141,307              (403,722)          (1,310,346)
   Net change in unrealized
      appreciation (depreciation)         266,138           (286,076)              358,318            1,353,194
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 1,844,372        $   825,520          $  3,690,772          $ 2,069,254
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 4,424,436        $ 3,087,447          $ 10,178,556          $ 2,175,189
   Withdrawals                         (6,445,410)        (3,670,956)          (12,909,411)          (6,911,039)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(2,020,974)       $  (583,509)         $ (2,730,855)         $(4,735,850)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $  (176,602)       $   242,011          $    959,917          $(2,666,596)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of period                $70,608,586        $36,502,505          $151,136,787          $76,682,293
-------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $70,431,984        $36,744,516          $152,096,704          $74,015,697
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2003

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,370,746          $  7,467,532           $  6,530,226
   Net realized loss                      (436,377)           (1,486,598)            (8,008,163)
   Net change in unrealized
      appreciation (depreciation)           32,018               311,651              7,150,492
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $   966,387          $  6,292,585           $  5,672,555
----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 3,695,620          $ 14,414,957           $ 10,236,317
   Withdrawals                          (5,555,770)          (21,558,078)           (17,397,505)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(1,860,150)         $ (7,143,121)          $ (7,161,188)
----------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS             $  (893,763)         $   (850,536)          $ (1,488,633)
----------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------
At beginning of period                 $51,607,305          $267,765,979           $227,178,728
----------------------------------------------------------------------------------------------------
AT END OF PERIOD                       $50,713,542          $266,915,443           $225,690,095
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  3,745,528        $ 1,625,026          $  7,361,448          $  4,272,310
   Net realized gain (loss)              (114,047)            90,556                64,184              (311,116)
   Net change in unrealized
      appreciation (depreciation)         376,938            (50,054)               29,195               400,090
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  4,008,419        $ 1,665,528          $  7,454,827          $  4,361,284
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  8,838,235        $11,695,540          $ 23,944,160          $  6,100,461
   Withdrawals                        (14,165,350)        (7,654,517)          (19,261,517)          (14,881,576)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $ (5,327,115)       $ 4,041,023          $  4,682,643          $ (8,781,115)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $ (1,318,696)       $ 5,706,551          $ 12,137,470          $ (4,419,831)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 71,927,282        $30,795,954          $138,999,317          $ 81,102,124
-------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 70,608,586        $36,502,505          $151,136,787          $ 76,682,293
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 2,839,437          $ 14,994,247           $ 13,852,474
   Net realized gain (loss)                225,153               770,980             (2,602,378)
   Net change in unrealized
      appreciation (depreciation)         (851,650)           (1,784,994)             2,081,264
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 2,212,940          $ 13,980,233           $ 13,331,360
----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 7,469,741          $ 30,201,001           $ 20,021,542
   Withdrawals                          (7,707,050)          (34,617,419)           (36,387,335)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $  (237,309)         $ (4,416,418)          $(16,365,793)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $ 1,975,631          $  9,563,815           $ (3,034,433)
----------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------
At beginning of year                   $49,631,674          $258,202,164           $230,213,161
----------------------------------------------------------------------------------------------------
AT END OF YEAR                         $51,607,305          $267,765,979           $227,178,728
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                ARIZONA PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ---------------------------------------------------------
                                  (UNAUDITED)         2002(1)       2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.44%(2)        0.44%       0.47%       0.52%       0.49%        0.50%
   Expenses after custodian
      fee reduction                      0.44%(2)        0.44%       0.45%       0.51%       0.48%        0.48%
   Net investment income                 5.21%(2)        5.39%       5.73%       5.67%       5.21%        5.27%
Portfolio Turnover                          1%             27%         26%         25%         38%          23%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          2.58%           6.08%         --          --          --           --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $70,432         $70,609     $71,927     $73,624     $94,333     $103,092
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.39%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               COLORADO PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    --------------------------------------------------------
                                  (UNAUDITED)         2002(1)       2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.37%(2)        0.41%       0.45%       0.39%       0.39%       0.40%
   Expenses after custodian
      fee reduction                      0.35%(2)        0.39%       0.41%       0.36%       0.35%       0.37%
   Net investment income                 5.17%(2)        5.40%       5.47%       5.85%       5.36%       5.49%
Portfolio Turnover                         12%             18%         18%         14%         33%         18%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          2.22%           5.58%         --          --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $36,745         $36,503     $30,796     $30,620     $37,874     $39,801
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.40%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 CONNECTICUT PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.47%(2)         0.50%         0.51%        0.50%        0.50%        0.51%
   Expenses after custodian
      fee reduction                       0.47%(2)         0.48%         0.48%        0.48%        0.48%        0.50%
   Net investment income                  4.86%(2)         5.08%         5.31%        5.53%        5.15%        5.20%
Portfolio Turnover                           9%              22%           14%          20%          18%           7%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           2.48%            5.23%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $152,097         $151,137      $138,999     $133,137     $157,894     $164,955
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.07% to 5.08%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MICHIGAN PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    -------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999         1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.45%(2)          0.45%        0.48%       0.52%        0.49%        0.50%
   Expenses after custodian
      fee reduction                      0.45%(2)          0.45%        0.47%       0.52%        0.48%        0.48%
   Net investment income                 5.27%(2)          5.41%        5.48%       5.67%        5.10%        5.19%
Portfolio Turnover                          8%                7%           8%         30%          31%          26%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          2.77%             5.65%          --          --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $74,016           $76,682      $81,102     $85,576     $109,463     $130,236
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.41%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              MINNESOTA PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    --------------------------------------------------------
                                  (UNAUDITED)         2002(1)       2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.41%(2)        0.41%       0.47%       0.45%       0.46%       0.47%
   Expenses after custodian
      fee reduction                      0.39%(2)        0.39%       0.42%       0.43%       0.44%       0.45%
   Net investment income                 5.33%(2)        5.76%       5.65%       5.81%       5.28%       5.28%
Portfolio Turnover                         11%             26%         17%         12%         19%         23%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          1.84%           4.68%         --          --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $50,714         $51,607     $49,632     $48,848     $60,393     $66,984
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.74% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 NEW JERSEY PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.53%(2)         0.52%         0.55%        0.54%        0.53%        0.54%
   Expenses after custodian
      fee reduction                       0.53%(2)         0.52%         0.54%        0.54%        0.52%        0.52%
   Net investment income                  5.51%(2)         5.76%         5.76%        5.91%        5.39%        5.52%
Portfolio Turnover                           5%              26%           20%          26%          32%          14%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           2.38%            5.55%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $266,915         $267,766      $258,202     $248,400     $309,333     $328,629
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.75% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                PENNSYLVANIA PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                  JANUARY 31, 2003    ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(2)         0.54%         0.55%        0.58%        0.54%        0.54%
   Expenses after custodian
      fee reduction                       0.52%(2)         0.52%         0.51%        0.58%        0.50%        0.50%
   Net investment income                  5.69%(2)         6.05%         5.97%        5.92%        5.49%        5.66%
Portfolio Turnover                          13%              15%           15%          18%          27%          13%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           2.64%            5.96%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $225,690         $227,179      $230,213     $237,692     $314,873     $359,532
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At January 31, 2003, Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-Issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are market-to-market daily and begin earning interest on settlement date.

 H Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 L Interim Financial Statements -- The interim financial statements relating to
   January 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2003, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Arizona                                   $121,246            0.34%
    Colorado                                    42,325            0.23%
    Connecticut                                305,453            0.40%
    Michigan                                   133,123            0.35%
    Minnesota                                   73,215            0.28%
    New Jersey                                 600,231            0.44%
    Pennsylvania                               506,389            0.44%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Trustees Deferred Compensation Plan. For the six months ended January 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2003 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   734,168
    Sales                                       2,019,905
    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,389,238
    Sales                                       4,826,693
    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $16,948,108
    Sales                                      13,071,383

    MICHIGAN PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,871,029
    Sales                                       8,902,781

    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,672,489
    Sales                                       6,546,482
    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $13,552,655
    Sales                                      23,553,084
    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $32,519,151
    Sales                                      29,146,959

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2003, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 65,358,730
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,363,645
    Gross unrealized depreciation               (2,843,558)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,520,087
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 34,893,753
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,784,502
    Gross unrealized depreciation                 (696,779)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,087,723
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $141,310,432
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,257,930
    Gross unrealized depreciation                 (795,386)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,462,544
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 65,604,779
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,815,023
    Gross unrealized depreciation                  (29,585)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  7,785,438
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 48,069,037
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,732,045
    Gross unrealized depreciation                 (738,636)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,993,409
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $247,388,293
    ------------------------------------------------------
    Gross unrealized appreciation             $ 20,167,051
    Gross unrealized depreciation               (6,715,505)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 13,451,546
    ------------------------------------------------------
    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $208,420,919
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,170,882
    Gross unrealized depreciation               (2,139,944)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 11,030,938
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2003, the Connecticut Portfolio and the Michigan Portfolio had a balance outstanding pursuant to this line of credit of $500,000 and $100,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended January 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at January 31, 2003 is as follows:


    FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    Arizona                         3/03           36 U.S. Treasury Bond  Short         $(105,685)
    ------------------------------------------------------------------------------------------------
    Colorado                        3/03           37 U.S. Treasury Bond  Short          (102,181)
    ------------------------------------------------------------------------------------------------
    Connecticut                     3/03           46 U.S. Treasury Bond  Short          (121,124)
    ------------------------------------------------------------------------------------------------
    Michigan                        3/03           86 U.S. Treasury Bond  Short          (270,884)
    ------------------------------------------------------------------------------------------------
    Minnesota                       3/03           70 U.S. Treasury Bond  Short          (248,736)
    ------------------------------------------------------------------------------------------------
    New Jersey                      3/03          270 U.S. Treasury Bond  Short          (959,411)
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    3/03          108 U.S. Treasury Bond  Short          (317,054)

   At January 31, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At January 31, 2003, the Minnesota Portfolio has entered into an interest rate swap agreement with JP Morgan Chase Bank whereby the Portfolio makes bi-annual payments at a fixed rate equal to 5.055% on the notional amount of $1,000,000. In exchange, the Portfolio receives bi-annual payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, which terminates November 1, 2022, is recorded as a payable for open swap contracts of $98,850 at January 31, 2003.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

Kristin S. Anagnost
Treasurer of Colorado, Connecticut,
Minnesota and New Jersey Municipals
Portfolios

Barbara E. Campbell
Treasurer of Arizona, Michigan
and Pennsylvania Municipals Portfolios

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant